Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	62 Months Ended		68 Months Ended		81 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
American Funds Multi-Sector Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	3.78%	1.94%					4.15%	[2]
American Funds Multi-Sector Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	6.03%	2.01%			4.28%	[3]
American Funds Multi-Sector Income Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	5.41%	2.52%			4.84%	[4]
American Funds Multi-Sector Income Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class F-1
Average Annual Return, Percent	[1]	7.78%	2.73%			5.00%	[5]
American Funds Multi-Sector Income Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class F-2
Average Annual Return, Percent	[1]	8.06%	3.01%					4.98%	[6]
American Funds Multi-Sector Income Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class F-3
Average Annual Return, Percent	[1]	8.18%	3.10%					5.06%	[7]
American Funds Multi-Sector Income Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	4.03%	2.01%			4.35%	[8]
American Funds Multi-Sector Income Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	5.98%	1.98%			4.38%	[9]
American Funds Multi-Sector Income Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-E
Average Annual Return, Percent	[1]	7.56%	2.56%			4.87%	[10]
American Funds Multi-Sector Income Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	5.35%	2.47%			4.79%	[11]
American Funds Multi-Sector Income Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-F-1
Average Annual Return, Percent	[1]	7.98%	2.93%			5.21%	[12]
American Funds Multi-Sector Income Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-F-2
Average Annual Return, Percent	[1]	8.09%	3.01%	3.87%	[13]
American Funds Multi-Sector Income Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-F-3
Average Annual Return, Percent	[1]	8.11%	3.03%	3.90%	[14]
American Funds Multi-Sector Income Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class R-1
Average Annual Return, Percent	[1]	7.07%	2.24%			4.54%	[15]
American Funds Multi-Sector Income Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class R-2
Average Annual Return, Percent	[1]	7.18%	2.16%			4.47%	[16]
American Funds Multi-Sector Income Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class R-2E
Average Annual Return, Percent	[1]	7.48%	2.85%			5.14%	[17]
American Funds Multi-Sector Income Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class R-3
Average Annual Return, Percent	[1]	7.55%	2.48%			4.77%	[18]
American Funds Multi-Sector Income Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class R-4
Average Annual Return, Percent	[1]	7.86%	2.78%			5.07%	[19]
American Funds Multi-Sector Income Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class R-5E
Average Annual Return, Percent	[1]	8.04%	2.95%			5.23%	[20]
American Funds Multi-Sector Income Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class R-5
Average Annual Return, Percent	[1]	8.13%	3.07%			5.34%	[21]
American Funds Multi-Sector Income Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class R-6
Average Annual Return, Percent	[1]	8.18%	3.11%					5.06%	[22]
Without Sales Load [Member] | American Funds Multi-Sector Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	7.78%	2.72%					4.74%	[2]
Without Sales Load [Member] | American Funds Multi-Sector Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	7.03%	2.01%			4.28%	[3]
Without Sales Load [Member] | American Funds Multi-Sector Income Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	8.11%	3.04%			5.31%	[4]
Without Sales Load [Member] | American Funds Multi-Sector Income Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	7.80%	2.74%			5.01%	[8]
Without Sales Load [Member] | American Funds Multi-Sector Income Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	6.98%	1.98%			4.38%	[9]
Without Sales Load [Member] | American Funds Multi-Sector Income Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	8.05%	2.99%			5.26%	[11]
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[23]	7.30%	(0.36%)	(0.14%)	[13],[14]	0.12%	[3],[4],[5],[8],[9],[10],[11],[12],[15],[16],[17],[18],[19],[20],[21]	1.67%	[2],[6],[7],[22]
American Funds Multi-Sector Income Fund Custom Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Multi-Sector Income Fund Custom Index
Average Annual Return, Percent	[23]	9.12%	2.52%	3.38%	[13],[14]	4.72%	[3],[4],[5],[8],[9],[10],[11],[12],[15],[16],[17],[18],[19],[20],[21]	4.08%	[2],[6],[7],[22]

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class A shares were first offered on March 22, 2019.
[3]	Class C shares were first offered on May 1, 2020.
[4]	Class T shares were first offered on May 1, 2020.
[5]	Class F-1 shares were first offered on May 1, 2020.
[6]	Class F-2 shares were first offered on March 22, 2019.
[7]	Class F-3 shares were first offered on March 22, 2019.
[8]	Class 529-A shares were first offered on May 1, 2020.
[9]	Class 529-C shares were first offered on May 1, 2020.
[10]	Class 529-E shares were first offered on May 1, 2020.
[11]	Class 529-T shares were first offered on May 1, 2020.
[12]	Class 529-F-1 shares were first offered on May 1, 2020.
[13]	Class 529-F-2 shares were first offered on October 30, 2020.
[14]	Class 529-F-3 shares were first offered on October 30, 2020.
[15]	Class R-1 shares were first offered on May 1, 2020.
[16]	Class R-2 shares were first offered on May 1, 2020.
[17]	Class R-2E shares were first offered on May 1, 2020.
[18]	Class R-3 shares were first offered on May 1, 2020.
[19]	Class R-4 shares were first offered on May 1, 2020.
[20]	Class R-5E shares were first offered on May 1, 2020.
[21]	Class R-5 shares were first offered on May 1, 2020.
[22]	Class R-6 shares were first offered on March 22, 2019.
[23]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.